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Alliance
Municipal
Trust

 - Florida Portfolio

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                            AllianceCapital [LOGO](R)

Annual Report
June 30, 2000

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

LETTER TO SHAREHOLDERS             Alliance Municipal Trust - Florida Portfolio
===============================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-Florida Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000--some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Municipal Trust-Florida Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

PORTFOLIO OF INVESTMENTS
June 30, 2000                      Alliance Municipal Trust - Florida Portfolio
===============================================================================

 Principal
  Amount
   (000)      Security(a)                             Yield       Value
-------------------------------------------------------------------------------
              MUNICIPAL BONDS- 89.5%
              FLORIDA-89.5%
              Alachua County IDA
              (Florida Rock Industries
              Inc.)
              AMT
$     9,000   11/01/22 (b)........................     4.85%   $  9,000,000
              Broward County
              Education, Residential &
              Training Authority IDA
              (International Game Fish
              Association Project)
              Series 97
      2,600   8/01/04 (b).........................     4.80       2,600,000
              Broward County HFA
              (Single Family Housing
              Mortgage Revenue)
              Series 00C
              AMT
      4,110   3/01/01.............................     4.30       4,110,000
              Broward County HFA
              MFHR
              (Jacaranda Village
              Apartments)
              Series 97
      3,390   9/01/22 (b).........................     4.85       3,390,000
              Broward County HFA
              MFHR
              (Margate Investments
              Project)
      5,900   11/01/05 (b)........................     4.85       5,900,000
              Broward County HFA
              MFHR
              (Reflections Apartments)
              Series 99
      6,900   12/01/29 (b)........................     4.85       6,900,000
              Citrus Park Community
              Development District
              (Capital Improvement)
              Series 96
      4,140   11/01/16 (b)........................     4.85       4,140,000
              Dade County
              (Resource Recovery
              Facility)
              AMBAC
              AMT
      1,000   10/01/00............................     4.00       1,001,459
              Dade County Aviation
              Series C MBIA
      3,800   10/01/00............................     3.73       3,811,763
              Dade County IDA
              (Florida Convalescent
              Association Project)
              Series 86
              AMT
      1,965   12/01/11 (b)........................     4.95       1,965,000
              Dade County IDA
              (Florida Light & Power)
              Series 93
      4,100   6/01/21 (b).........................     4.60       4,100,000
              Dade County School
              District
              MBIA
      5,910   8/01/00.............................     3.71       5,925,482
              Escambia County
              (Gelman Sciences, Inc.
              Project)
              Series 96
              AMT
      1,200   7/01/05 (b).........................     4.80       1,200,000
              Florida Division Bond
              Finance Department
              (Environmental
              Preservation 2000)
      3,400   7/01/00.............................     3.63       3,400,000
              Florida Gulf Coast
              University
              (Dormitory Systems
              Master Operating)
              Series 99
      2,000   8/01/29 (b).........................     4.85       2,000,000
              Florida HFA MFHR
              (Ashley Lake ll)
              Series 89J
              AMT
      5,000   12/01/11 (b)........................     4.95       5,000,000
              Florida HFA MFHR
              (EEE-Carlton Arms II)
      4,500   12/01/08 (b)........................     4.85       4,500,000
              Florida HFA MFHR
              (Huntington Project)
      2,500   12/01/08 (b)........................     4.75       2,500,000
              Florida HFA MFHR
              (Wood Forest Apts.)
              Series 83I
      4,000   12/01/05 (b)........................     4.80       4,000,000
              Gulf Breeze
              (Florida Municipal Bond
              Fund)
              Series 96A
      4,365   3/31/21 (b).........................     4.85       4,365,000

                                   Alliance Municipal Trust - Florida Portfolio
===============================================================================

 Principal
  Amount
   (000)      Security(a)                            Yield       Value
-------------------------------------------------------------------------------
              Highlands County
              Health Facilities
              Authority
              (Adventist/Sunbelt)
              Series A
$    10,000   11/15/26 (b)........................     4.75%   $ 10,000,000
              Hillsborough County
              (National Gypsum
              Apollo Beach)
              Series 00B
              AMT
      1,500   4/01/30 (b).........................     4.90       1,500,000
              Hillsborough County
              HFA MFHR
              (Brandon Crossing Apts.)
              Series 98A
              AMT
      2,700   12/01/29 (b)........................     4.90       2,700,000
              Hillsborough County
              IDA PCR
              (Tampa Electric)
      5,250   5/15/18 (b).........................     4.45       5,250,000
              Hillsborough School
              Board
              (Cop Master Lease
              Program)
              MBIA Series A
      1,725   7/01/00.............................     4.15       1,725,000
              Jacksonville Economic
              Development Community
              (Bolles School Project)
              Series 99A
      2,815   7/01/14 (b).........................     4.75       2,815,000
              Jacksonville IDA
              (University of Florida
              Health Science Center)
              Series 89
        900   7/01/19 (b).........................     4.95         900,000
              Lee County IDA
              (Cypress Cove
              Healthpark)
              Series 97C
      4,000   10/01/04 (b)........................     4.75       4,000,000
              Manatee County HFA
              MFHR
              (Harbour Project)
              Series 90B
      1,800   12/01/07 (b)........................     4.60       1,800,000
              Miami Dade County
              Educational Facility
              Authority
              (Florida Memorial College)
              Series 98
      3,000   10/01/18 (b)........................     4.80       3,000,000
              Miami Dade County
              IDA
              (Professional
              Modification Project)
              Series 98
              AMT
      6,000   8/01/18 (b).........................     4.85       6,000,000
              Okeechobee County
              (Chambers Waste
              System)
              Series 89
              AMT
      2,600   3/01/06 (b).........................     4.85       2,600,000
              Orange County Health
              Facilities
              (Adventist Health
              Systems)
              Series 92
      2,070   11/15/14 (b)........................     4.80       2,070,000
              Orange County Health
              Facilities
              (Florida Hospital Assoc.)
              Series 00A
      5,000   6/01/30 (b).........................     5.10       5,000,000
              Orange County HFA
              MFHR
              (Osprey Ridge Apts.
              Project)
              Series 00H
      4,000   2/15/33 (b).........................     4.95       4,000,000
              Palm Beach
              (Jet Aviation Project)
              Series 99
              AMT
      8,500   11/01/14 (b)........................     4.80       8,500,000
              Palm Beach HFA
              MFHR
              (Cotton Bay Apts.)
              Series 88D
      4,350   11/01/07 (b)........................     4.75       4,350,000
              Palm Beach IDA
              (Boca Raton Community
              Day School)
              Series 99
      5,000   9/01/20 (b).........................     4.80       5,000,000

PORTFOLIO OF INVESTMENTS (continued)                 Alliance Municipal Trust -
                                                     Florida Portfolio
===============================================================================

 Principal
  Amount
   (000)      Security(a)                            Yield       Value
-------------------------------------------------------------------------------
              Palm Beach IDA
              (Florida Convalescent
              Center Project)
              AMT
$     2,400   11/01/11 (b)........................     4.95%   $  2,400,000
              Pinellas County Health
              Facilities
              (Mease Manor Inc.)
              Series 95
      3,875   11/01/15 (b)........................     4.75       3,875,000
              Polk County IDA
              (Farmland Hydro LP)
              Series 99
              AMT
     15,000   2/01/29 (b).........................     4.85      15,000,000
              St. John County IDA
              (Glenmoor at St. Johns
              Project)
              Series 99C
      7,000   1/01/07 (b).........................     4.75       7,000,000
              West Orange County
              (Healthcare District)
              Series 99B
      3,000   2/01/22 (b).........................     4.60       3,000,000
                                                               ------------
              Total Municipal Bonds
              (amortized cost
              $182,293,704).......................              182,293,704
                                                               ------------
              COMMERCIAL PAPER- 10.4%
              FLORIDA-10.4%
              Florida Municipal
              Power Agency
              (Initial Pooled Loan
              Project)
              Series A
      4,900   8/21/00.............................     4.21       4,900,000
              Hillsborough County
              (Capital Improvement
              Program)
              Series A
      6,000   7/24/00.............................     4.25       6,000,000
              Jacksonville PCR
              (Florida Power & Light
              Co.)
              Series 92
      5,400   9/11/00.............................     4.25       5,400,000
              Orlando Utilities
              Commission BAN
              (Water & Electric
              Revenue)
              Series 99A
      5,000   8/10/00.............................     4.21       5,000,000
                                                               ------------
              Total Commercial Paper
              (amortized cost
              $21,300,000)........................               21,300,000
                                                               ------------
              TOTAL INVESTMENTS-99.9%
              (amortized cost
              $203,593,704).......................              203,593,704
              Other assets less
              liabilities-0.1%....................                  136,105
                                                               ------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              203,729,913 shares
              outstanding)........................             $203,729,809
                                                               ============

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(a)   All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC    American Municipal Bond Assurance Corporation
      AMT      Alternative Minimum Tax
      BAN      Bond Anticipation Note
      HFA      Housing Finance Agency/Authority
      IDA      Industrial Development Authority
      MBIA     Municipal Bond Investors Assurance
      MFHR     Multi-Family Housing Revenue
      PCR      Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000           Alliance Municipal Trust - Florida Portfolio
===============================================================================

INVESTMENT INCOME
  Interest .....................................................    $ 7,341,447
EXPENSES
  Advisory fee (Note B) ........................................    $   967,844
  Distribution assistance and administrative service (Note C) ..        848,726
  Transfer agency (Note B) .....................................         81,213
  Custodian fees ...............................................         76,109
  Registration fees ............................................         46,713
  Printing .....................................................         41,058
  Audit and legal fees .........................................         16,587
  Amortization of organization expense .........................          4,392
  Trustees' fees ...............................................          2,531
  Miscellaneous ................................................          4,875
                                                                    -----------
  Total expenses ...............................................      2,090,048
  Less: expense reimbursement ..................................      (154,360)
                                                                    -----------
  Net expenses .................................................      1,935,688
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 5,405,759
                                                                    ===========

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See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                   Alliance Municipal Trust -
                                                     Florida Portfolio
===============================================================================

                                                    Year Ended      Year Ended
                                                  June 30, 2000   June 30, 1999
                                                  -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income .......................   $   5,405,759   $   3,408,327
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .......................      (5,405,759)    (3,408,327)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E) .......................      66,813,563      23,821,250
                                                  -------------   -------------
  Total increase ..............................      66,813,563      23,821,250
NET ASSETS
  Beginning of period .........................     136,916,246     113,094,996
                                                  -------------   -------------
  End of period ...............................   $ 203,729,809   $ 136,916,246
                                                  =============   =============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                      Alliance Municipal Trust - Florida Portfolio
===============================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

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NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2000, the reimbursement amounted to $154,360.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $33,976 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $396 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - Florida Portfolio
===============================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $483,922. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $364,804, a substantial portion of which was paid to the Adviser and its affiliates.

-------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $104 which expires in the year 2005. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

-------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2000, capital paid-in aggregated $203,729,913. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       2000            1999
                                                   ------------    ------------
Shares sold ....................................    893,840,808     594,919,692
Shares issued on reinvestments of dividends ....      5,405,759       3,408,327
Shares redeemed ................................   (832,433,004)  (574,506,769)
                                                   ------------    ------------
Net increase ...................................     66,813,563      23,821,250
                                                   ============    ============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Florida Portfolio
===============================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                             July 28, 1995(a)
                                                        Year Ended June 30,      through
                           ----------------------------------------------       June 30,
                                       2000         1999         1998         1997          1996
                                  --------     --------     --------     -------   ----------------
Net asset value,
  beginning of period .            $   1.00     $   1.00     $   1.00     $  1.00       $  1.00
                                   --------     --------     --------     -------       -------
Income From Investment Operations
Net investment income (b) ..............028         .024         .028        .030          .030
                                   --------     --------     --------     -------       -------
Less: Dividends
Dividends from net investment income .(.028)       (.024)       (.028)      (.030)        (.030)
                                   --------     --------     --------     -------       -------
Net asset value, end of period ....$   1.00     $   1.00     $   1.00     $  1.00       $  1.00
                                   ========     ========     ========     =======       =======
Total Return
Total investment return based
  on net asset value (c) ..            2.82%        2.41%        2.87%       3.03%         3.07%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .............    $203,730     $136,916     $113,095     $89,149       $91,179
Ratios to average net assets
  Expenses, net of waivers
  and reimbursements .........        1.00%        1.00%         .93%        .65%          .58%(d)
  Expenses, before waivers
   and reimbursements .........        1.08%        1.08%        1.06%       1.10%         1.24%(d)
  Net investment income (b) ...........2.79%        2.36%        2.82%       2.97%         3.12%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

REPORT OF INDEPENDENT ACCOUNTANTS  Alliance Municipal Trust - Florida Portfolio
===============================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Florida Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Florida Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                   Alliance Municipal Trust - Florida Portfolio
===============================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Municipal Trust - Florida Portfolio                    ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                        U.S. POSTAGE
                                                                      PAID
Yields. For current recorded yield information on                 New York, NY
Alliance Municipal Trust, call on a touch-tone                  Permit No. 7131
telephone toll-free (800) 251-0539 and press the                ---------------
following sequence of keys:

-  -  -  -  -  -  -
*  *  1  2  6  6  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTFLAR600